PENNSYLVANIA MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 97.8%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Assisted Living -- 3.5%
-------------------------------------------------------------------------
    $ 5,000        Chester IDA, (Senior Life Choice of
                   Kimberton), (AMT), 8.50%, 9/1/25          $  5,290,050
      2,570        Chester IDA, (Senior Life Choice of
                   Paoli, L.P.), (AMT), 8.05%, 1/1/24           2,653,705
-------------------------------------------------------------------------
                                                             $  7,943,755
-------------------------------------------------------------------------
Cogeneration -- 5.2%
-------------------------------------------------------------------------
    $ 2,000        Carbon County IDA, (Panther Creek
                   Partners), 6.65%, 5/1/10                  $  2,145,880
      4,500        Pennsylvania EDA, (Colver), (AMT),
                   7.125%, 12/1/15                              4,678,650
      5,000        Pennsylvania EDA, (Northampton
                   Generating), (AMT), 6.50%, 1/1/13            5,058,050
-------------------------------------------------------------------------
                                                             $ 11,882,580
-------------------------------------------------------------------------
Education -- 2.4%
-------------------------------------------------------------------------
    $ 1,100        Lehigh County General Purpose Authority,
                   (Cedar Crest College), 6.70%, 4/1/26      $  1,138,687
      4,225        Scranton-Lackawanna Health & Welfare
                   Authority, (University of Scranton),
                   6.40%, 3/1/07                                4,326,780
-------------------------------------------------------------------------
                                                             $  5,465,467
-------------------------------------------------------------------------
Electric Utilities -- 1.0%
-------------------------------------------------------------------------
    $ 2,250        York County, IDA, Pollution Control,
                   (Public Service Enterprise Group, Inc.),
                   5.50%, 9/1/20                             $  2,223,832
-------------------------------------------------------------------------
                                                             $  2,223,832
-------------------------------------------------------------------------
Escrowed / Prerefunded -- 11.8%
-------------------------------------------------------------------------
    $ 5,600        Berks County, (FGIC), Partially
                   Prerefunded to 12/01/02, Variable Rate,
                   11/10/20(1)                               $  6,237,000
      7,500        Keystone Oaks School District, (AMBAC),
                   Prerefunded to 9/1/02, Variable Rate,
                   9/1/16(1)(2)                                 8,175,000
      1,000        Philadelphia Water and Wastewater,
                   (FGIC), Prerefunded to 6/15/03, Variable
                   Rate, 6/15/12(1)                             1,148,750
      5,000        Philadelphia HEFA, (Pennsylvania
                   Hospital), (FGIC), Prerefunded to
                   2/15/04, Variable Rate, 3/6/12(1)            5,306,250
      4,845        Westmoreland Municipal Authority,
                   (FGIC), Escrowed to Maturity,
                   0.00%, 8/15/19                               1,939,066
      5,400        Westmoreland Municipal Authority,
                   (FGIC), Escrowed to Maturity,
                   0.00%, 8/15/20                               2,032,776
      5,780        Westmoreland Municipal Authority,
                   (FGIC), Escrowed to Maturity,
                   0.00%, 8/15/20                               2,175,823
-------------------------------------------------------------------------
                                                             $ 27,014,665
-------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
General Obligations -- 1.7%
-------------------------------------------------------------------------
    $ 3,000        Dauphin County, 6.90%, 6/1/26             $  3,047,430
      1,000        Puerto Rico, 4.75%, 7/1/23                     920,180
-------------------------------------------------------------------------
                                                             $  3,967,610
-------------------------------------------------------------------------
Health Care-Miscellaneous -- 2.7%
-------------------------------------------------------------------------
    $   750        Allegheny County, (Residential
                   Resources, Inc.), 6.60%, 9/1/31           $    731,865
      2,000        Allegheny County, IDA, (Residual
                   Resources, Inc.), 6.50%, 9/1/21              1,948,080
      3,500        Chester County HEFA, (Devereux
                   Foundation), 6.00%, 11/1/29                  3,538,745
-------------------------------------------------------------------------
                                                             $  6,218,690
-------------------------------------------------------------------------
Hospital -- 10.4%
-------------------------------------------------------------------------
    $ 1,295        Allegheny County HDA, (West Penn
                   Allegheny Health), 9.25%, 11/15/15        $  1,369,916
      2,060        Allegheny County IDA, (Presbyterian
                   Medical Center), 6.75%, 2/1/26               2,232,154
        750        Chester County HEFA, (Chester County
                   Hospital), 6.75%, 7/1/31                       753,780
      3,060        Hazelton Health Service Authority,
                   (Hazelton General Hospital),
                   5.50%, 7/1/27                                2,685,089
      1,150        Horizon Hospital Systems Authority,
                   (Horizon Hospital Systems, Inc.),
                   6.35%, 5/15/26                               1,152,277
      2,670        Indiana County Hospital Authority,
                   (Indiana Hospital), 7.125%, 7/1/23           2,737,284
      1,680        McKean, County Hospital Authority,
                   (Bradford Hospital), 6.10%, 10/1/20          1,533,370
      3,800        Pennsylvania HEFA, (UPMC Health System),
                   6.00%, 1/15/31                               3,869,692
      3,157        Philadelphia HEFA, (Graduate Health
                   System), 6.625%, 7/1/21(3)                      63,148
      3,994        Philadelphia HEFA, (Graduate Health
                   System), 7.25%, 7/1/18(3)                       79,875
      7,000        Washington County Hospital Authority,
                   (Monongahela Valley Hospital),
                   6.75%, 12/1/08                               7,260,260
-------------------------------------------------------------------------
                                                             $ 23,736,845
-------------------------------------------------------------------------
Industrial Development Revenue -- 10.3%
-------------------------------------------------------------------------
    $ 6,450        Butler County IDA, (Witco Corp.),
                   5.85%, 12/1/23                            $  5,326,539
        500        Erie IDA, (International Paper), (AMT),
                   5.85%, 12/1/20                                 486,615
      4,000        Franklin County IDA, (Corning, Inc.),
                   6.25%, 8/1/05                                4,419,480
      2,500        New Morgan IDA, (Browning-Ferris
                   Industries, Inc.), (AMT), 6.50%, 4/1/19      2,429,825
      4,450        Pennsylvania IDA, (Sun Company), (AMT),
                   7.60%, 12/1/24                               4,757,005

                       SEE NOTES TO FINANCIAL STATEMENTS

PENNSYLVANIA MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Industrial Development Revenue (continued)
-------------------------------------------------------------------------
    $ 6,500        Philadelphia IDA, (Refrigerated
                   Enterprises), (AMT), 9.05%, 12/1/19       $  6,022,250
-------------------------------------------------------------------------
                                                             $ 23,441,714
-------------------------------------------------------------------------
Insured-Education -- 2.2%
-------------------------------------------------------------------------
    $ 4,500        Delaware County, (Villanova University),
                   (MBIA), 5.00%, 12/1/28                    $  4,355,100
        750        Northeastern Pennsylvania HEFA, (Wyoming
                   Seminary), (MBIA), 4.75%, 10/1/28              692,212
-------------------------------------------------------------------------
                                                             $  5,047,312
-------------------------------------------------------------------------
Insured-Electric Utilities -- 7.5%
-------------------------------------------------------------------------
    $10,000        Beaver IDA, (Ohio Edison Co.), (FGIC),
                   7.05%, 10/1/20                            $ 11,411,300
      1,665        Puerto Rico Electric Power Authority,
                   (MBIA), Variable Rate, 7/1/29(4)(5)          1,718,397
      3,800        Puerto Rico Electric Power Authority,
                   STRIPES, (FSA), Variable Rate, 7/1/02(1)     3,885,500
-------------------------------------------------------------------------
                                                             $ 17,015,197
-------------------------------------------------------------------------
Insured-General Obligations -- 15.6%
-------------------------------------------------------------------------
    $ 1,000        Butler School District, (FGIC),
                   5.00%, 10/1/26                            $    974,340
      1,500        Cranberry Township, (FGIC),
                   5.00%, 12/1/25                               1,470,210
      2,170        Elizabeth Forward School District,
                   (MBIA), 0.00%, 9/1/20                          803,247
      2,170        Elizabeth Forward School District,
                   (MBIA), 0.00%, 9/1/21                          757,091
      2,170        Elizabeth Forward School District,
                   (MBIA), 0.00%, 9/1/22                          713,149
      2,170        Elizabeth Forward School District,
                   (MBIA), 0.00%, 9/1/23                          672,787
      2,500        Erie School District, (MBIA),
                   0.00%, 5/1/19                                1,015,750
      2,625        Erie School District, (MBIA),
                   0.00%, 5/1/20                                1,003,327
      2,625        Erie School District, (MBIA),
                   0.00%, 5/1/21                                  944,711
      3,625        Erie School District, (MBIA),
                   0.00%, 5/1/22                                1,229,854
      1,075        Greater Nanticoke Area School District,
                   (MBIA), 0.00%, 10/15/28                        252,883
      1,075        Greater Nanticoke Area School District,
                   (MBIA), 0.00%, 10/15/29                        239,413
      2,365        Harrisburg, (AMBAC), 0.00%, 3/15/17          1,076,974
      5,175        Hazelton School District, (FGIC),
                   0.00%, 3/1/21                                1,854,668
      1,000        Hopewell School District, (FSA),
                   0.00%, 9/1/22                                  327,330
      2,000        Hopewell School District, (FSA),
                   0.00%, 9/1/26                                  516,940
      1,735        Lancaster, (FGIC), 4.50%, 5/1/28             1,533,948
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Insured-General Obligations (continued)
-------------------------------------------------------------------------
    $ 1,430        Mars Area School District, (MBIA),
                   0.00%, 3/1/14                             $    791,090
      1,000        McGuffey School District, (AMBAC),
                   4.75%, 8/1/28                                  922,040
      1,400        Penn Manor School District, (FGIC),
                   5.20%, 6/1/16                                1,509,158
      1,000        Philadelphia School District, (MBIA),
                   4.5%, 4/1/23                                   900,640
      1,500        Philadelphia, (FSA), 5.00%, 9/15/31          1,440,600
      2,530        Philadelphia, (FSA), 5.00%, 3/15/28          2,441,526
      3,355        Philadelphia, (FSA), 5.25%, 9/15/25          3,360,804
      2,150        Philadelphia, School District, (FSA),
                   5.50%, 2/1/31(6)                             2,197,278
        655        Rochester Area School District, (AMBAC),
                   0.00%, 5/1/10                                  453,181
      4,000        Spring Ford School District, (FGIC),
                   4.75%, 3/1/25                                3,728,480
      1,400        Upper Darby School District, (AMBAC),
                   5.00%, 5/1/19                                1,397,480
      1,000        Venango County, (AMBAC), 6.30%, 12/1/19      1,034,180
-------------------------------------------------------------------------
                                                             $ 35,563,079
-------------------------------------------------------------------------
Insured-Hospital -- 5.9%
-------------------------------------------------------------------------
    $ 3,750        Allegheny County Hospital Authority,
                   (Magee-Womens Hospital), (FGIC),
                   0.00%, 10/1/15                            $  1,879,163
      2,500        Armstrong County Hospital Authority,
                   (Saint Francis Health Care), (AMBAC),
                   6.00%, 8/15/08                               2,582,650
      1,400        Armstrong County Hospital Authority,
                   (Saint Francis Health Care), (AMBAC),
                   6.25%, 6/1/13                                1,449,980
      1,250        Montgomery County HEFA, (Pottstown
                   Healthcare Corp.), (FSA), 5.00%, 1/1/27      1,202,588
      4,000        Pennsylvania Higher Educational
                   Facilities Authority, (UPMC Health
                   System), (FSA), 5.00%, 8/1/29                3,852,520
      1,250        Sharon Health System Authority, (Sharon
                   Regional Health System), (MBIA),
                   5.00%, 12/1/28                               1,195,850
      1,310        Washington County Hospital Authority,
                   (Washington Hospital), (AMBAC),
                   5.50%, 7/1/17                                1,392,098
-------------------------------------------------------------------------
                                                             $ 13,554,849
-------------------------------------------------------------------------
Insured-Special Tax Revenue -- 1.5%
-------------------------------------------------------------------------
    $ 3,300        Puerto Rico Infrastructure Financing
                   Authority, (FSA), Variable Rate,
                   7/1/27(4)(5)                              $  3,422,760
-------------------------------------------------------------------------
                                                             $  3,422,760
-------------------------------------------------------------------------
Insured-Transportation -- 1.7%
-------------------------------------------------------------------------
    $ 2,000        Allegheny County Port Authority, (FGIC),
                   5.00%, 3/1/29                             $  1,940,720
      1,000        Pennsylvania Turnpike Commission,
                   (AMBAC), 5.00%, 12/1/30                        968,050

                       SEE NOTES TO FINANCIAL STATEMENTS

PENNSYLVANIA MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Insured-Transportation (continued)
-------------------------------------------------------------------------
    $   865        Puerto Rico Highway and Transportation
                   Authority, (MBIA), Variable Rate,
                   7/1/26(4)(5)                              $    938,932
-------------------------------------------------------------------------
                                                             $  3,847,702
-------------------------------------------------------------------------
Insured-Water and Sewer -- 2.8%
-------------------------------------------------------------------------
    $ 3,000        Allegheny County Sanitation Authority,
                   (MBIA), 5.50%, 12/1/30                    $  3,087,390
      1,750        Lower Moreland Township Authority, Sewer
                   Revenue, (FSA), 5.00%, 8/1/29                1,697,850
      1,500        Philadelphia Water and Wastewater,
                   (FGIC), Variable Rate, 6/15/12(1)            1,614,375
-------------------------------------------------------------------------
                                                             $  6,399,615
-------------------------------------------------------------------------
Nursing Home -- 4.0%
-------------------------------------------------------------------------
    $ 2,000        Allegheny County HDA, (Villa St.
                   Joseph), 6.00%, 8/15/28                   $  1,674,540
      1,230        Chartiers Valley IDA, (Beverly
                   Enterprises, Inc.), 5.375%, 6/1/07           1,177,996
        130        Clarion County, IDA, (Beverly
                   Enterprises, Inc.), 5.50%, 5/1/03              129,617
      1,510        Green County, IDA, (Beverly Enterprises,
                   Inc.), 5.75%, 3/1/13                         1,343,583
      3,340        Montgomery IDA, (Advancement of
                   Geriatric Health Care Institute),
                   8.375%, 7/1/23                               3,298,751
      1,380        Westmoreland County IDA, (Highland
                   Health Systems, Inc.), 9.25%, 6/1/22         1,425,747
-------------------------------------------------------------------------
                                                             $  9,050,234
-------------------------------------------------------------------------
Senior Living / Life Care -- 6.8%
-------------------------------------------------------------------------
    $ 1,960        Cliff House Trust, (AMT), 6.625%, 6/1/27  $  1,793,282
      1,700        Crawford County Hospital Authority,
                   (Wesbury United Methodist Community),
                   6.25%, 8/15/29                               1,570,392
      4,050        Delaware County, (White Horse Village),
                   7.50%, 7/1/18                                4,154,976
      2,565        Delaware IDA, (Glen Riddle), (AMT),
                   8.625%, 9/1/25                               2,738,112
      1,960        Grove City, Area Hospital Authority,
                   (Grove Manor), 6.625%, 8/15/29               1,875,308
      1,835        Lancaster County, Hospital Authority,
                   (Willow Valley Retirement Communities),
                   5.875%, 6/1/31                               1,819,109
        500        Montgomery County Higher Education and
                   Health Authority, (Faulkeways at
                   Gwynedd), 6.75%, 11/15/24                      516,990
      1,100        Philadelphia HEFA, (The Philadelphia
                   Protestant Home), 6.50%, 7/1/27                996,512
-------------------------------------------------------------------------
                                                             $ 15,464,681
-------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Transportation -- 0.8%
-------------------------------------------------------------------------
    $ 1,000        Erie Municipal Airport Authority, (AMT),
                   5.875%, 7/1/16                            $    973,430
        750        Pennsylvania EDA, (Amtrak), (AMT),
                   6.25%, 11/1/31                                 760,103
-------------------------------------------------------------------------
                                                             $  1,733,533
-------------------------------------------------------------------------
Total Tax-Exempt Investments -- 97.8%
   (identified cost $220,639,279)                            $222,994,120
-------------------------------------------------------------------------
Other Assets, Less Liabilities -- 2.2%                       $  4,967,723
-------------------------------------------------------------------------
Net Assets -- 100.0%                                         $227,961,843
-------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2002, 50.2% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 8.7% to 21.0% of total investments.

 (1)  Security has been issued as an inverse floater bond.
 (2) Security (or a portion thereof) has been segregated to cover when-issued securities.
 (3)  Non-income producing security.
 (4) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (5)  Security has been issued as a leveraged inverse floater bond.
 (6)  When-issued security.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2002

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JANUARY 31, 2002

                                      ARIZONA PORTFOLIO  COLORADO PORTFOLIO  CONNECTICUT PORTFOLIO  MICHIGAN PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
Assets
----------------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                       $65,905,108        $28,032,016          $136,618,308          $72,547,667
   Unrealized appreciation                 1,243,367            719,045             6,893,747            5,193,658
----------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                    $67,148,475        $28,751,061          $143,512,055          $77,741,325
----------------------------------------------------------------------------------------------------------------------
Cash                                     $ 1,190,749        $    22,059          $  1,615,609          $ 1,249,241
Receivable for investments sold                   --            288,535                    --                   --
Interest receivable                          605,176            363,893             1,682,307              936,305
Receivable for daily variation
   margin on open financial futures
   contracts                                  12,375              8,250                17,531               25,781
Prepaid expenses                                 356                147                   695                  394
----------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                             $68,957,131        $29,433,945          $146,828,197          $79,953,046
----------------------------------------------------------------------------------------------------------------------

Liabilities
----------------------------------------------------------------------------------------------------------------------
Demand note payable                      $        --        $   300,000          $         --          $        --
Payable for when-issued securities         1,251,583                 --             1,348,336                   --
Payable to affiliate for Trustees'
   fees                                          160                338                 1,839                  264
Accrued expenses                              21,689             20,624                31,730               24,625
----------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                        $ 1,273,432        $   320,962          $  1,381,905          $    24,889
----------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                 $67,683,699        $29,112,983          $145,446,292          $79,928,157
----------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
----------------------------------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and withdrawals         $66,456,035        $28,408,771          $138,609,686          $74,776,334
Net unrealized appreciation
   (computed on the basis of
   identified cost)                        1,227,664            704,212             6,836,606            5,151,823
----------------------------------------------------------------------------------------------------------------------
TOTAL                                    $67,683,699        $29,112,983          $145,446,292          $79,928,157
----------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2002

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JANUARY 31, 2002

                                      MINNESOTA PORTFOLIO  NEW JERSEY PORTFOLIO  PENNSYLVANIA PORTFOLIO
-------------------------------------------------------------------------------------------------------
Assets
-------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                        $46,879,013          $247,401,175           $220,639,279
   Unrealized appreciation                  1,711,964             8,879,091              2,354,841
-------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                     $48,590,977          $256,280,266           $222,994,120
-------------------------------------------------------------------------------------------------------
Cash                                      $        --          $     56,756           $  3,854,148
Receivable for investments sold               550,000             4,882,702                 40,000
Interest receivable                           653,245             3,106,843              3,274,340
Receivable for daily variation
   margin on open financial futures
   contracts                                   22,344                75,625                 40,562
Receivable for open swap contracts              1,468                    --                     --
Prepaid expenses                                  252                 1,271                  1,134
-------------------------------------------------------------------------------------------------------
TOTAL ASSETS                              $49,816,977          $264,403,463           $230,204,304
-------------------------------------------------------------------------------------------------------

Liabilities
-------------------------------------------------------------------------------------------------------
Payable for investments purchased         $   497,750          $         --           $         --
Demand note payable                           300,000             1,200,000                     --
Payable for open swap contracts                 1,309                13,087                     --
Payable for when-issued securities                 --             5,202,704              2,194,555
Due to bank                                    29,961                    --                     --
Payable to affiliate for Trustees'
   fees                                           338                 3,071                    480
Accrued expenses                               22,766                47,345                 47,426
-------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                         $   850,815          $  6,466,207           $  2,242,461
-------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $48,966,162          $257,937,256           $227,961,843
-------------------------------------------------------------------------------------------------------

Sources of Net Assets
-------------------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and withdrawals          $47,223,726          $248,962,572           $225,658,472
Net unrealized appreciation
   (computed on the basis of
   identified cost)                         1,742,436             8,974,684              2,303,371
-------------------------------------------------------------------------------------------------------
TOTAL                                     $48,966,162          $257,937,256           $227,961,843
-------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2002

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JANUARY 31, 2002

                                      ARIZONA PORTFOLIO  COLORADO PORTFOLIO  CONNECTICUT PORTFOLIO  MICHIGAN PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
Investment Income
----------------------------------------------------------------------------------------------------------------------
Interest                                 $ 2,049,248         $ 869,040            $ 3,978,539           $2,335,268
----------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                  $ 2,049,248         $ 869,040            $ 3,978,539           $2,335,268
----------------------------------------------------------------------------------------------------------------------

Expenses
----------------------------------------------------------------------------------------------------------------------
Investment adviser fee                   $   119,631         $  31,342            $   286,895           $  143,498
Trustees fees and expenses                     3,808               652                  3,360                3,860
Legal and accounting services                  9,499            16,999                 19,688               10,242
Custodian fee                                 20,808            14,050                 48,702               21,013
Miscellaneous                                  4,939             3,045                  4,383                4,730
----------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                           $   158,685         $  66,088            $   363,028           $  183,343
----------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee            $        --         $   2,460            $    19,891           $       --
----------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                 $        --         $   2,460            $    19,891           $       --
----------------------------------------------------------------------------------------------------------------------

NET EXPENSES                             $   158,685         $  63,628            $   343,137           $  183,343
----------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                    $ 1,890,563         $ 805,412            $ 3,635,402           $2,151,925
----------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)            $   369,951         $ 153,754            $   (87,626)          $   27,168
   Financial futures contracts              (116,056)             (728)               (67,688)               7,848
----------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                 $   253,895         $ 153,026            $  (155,314)          $   35,016
----------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost
      basis)                             $(1,621,871)        $(590,358)           $(1,010,728)          $ (543,886)
   Financial futures contracts                95,566            (7,662)               (26,656)             (22,115)
----------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)           $(1,526,305)        $(598,020)           $(1,037,384)          $ (566,001)
----------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS         $(1,272,410)        $(444,994)           $(1,192,698)          $ (530,985)
----------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                            $   618,153         $ 360,418            $ 2,442,704           $1,620,940
----------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2002

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JANUARY 31, 2002

                                      MINNESOTA PORTFOLIO  NEW JERSEY PORTFOLIO  PENNSYLVANIA PORTFOLIO
-------------------------------------------------------------------------------------------------------
Investment Income
-------------------------------------------------------------------------------------------------------
Interest                                  $1,506,245           $ 8,131,242            $ 7,556,740
-------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                   $1,506,245           $ 8,131,242            $ 7,556,740
-------------------------------------------------------------------------------------------------------

Expenses
-------------------------------------------------------------------------------------------------------
Investment adviser fee                    $   70,833           $   583,690            $   524,355
Trustees fees and expenses                       314                 5,849                  8,020
Legal and accounting services                 17,239                27,520                 18,108
Custodian fee                                 13,663                81,689                 52,418
Miscellaneous                                  3,273                 5,534                  8,684
-------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                            $  105,322           $   704,282            $   611,585
-------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee             $    5,661           $    16,333            $        --
-------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $    5,661           $    16,333            $        --
-------------------------------------------------------------------------------------------------------

NET EXPENSES                              $   99,661           $   687,949            $   611,585
-------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                     $1,406,584           $ 7,443,293            $ 6,945,155
-------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)             $  372,444           $ 1,628,335            $(2,709,504)
   Financial futures contracts              (186,844)           (1,358,593)              (344,332)
   Interest rate swap contracts              (22,900)             (114,365)                    --
-------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                  $  162,700           $   155,377            $(3,053,836)
-------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost
      basis)                              $ (899,693)          $(6,155,997)           $   699,776
   Financial futures contracts               211,580             1,266,875                287,828
   Interest rate swap contracts               20,399                88,112                     --
-------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)            $ (667,714)          $(4,801,010)           $   987,604
-------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $ (505,014)          $(4,645,633)           $(2,066,232)
-------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $  901,570           $ 2,797,660            $ 4,878,923
-------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2002

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED JANUARY 31, 2002

INCREASE (DECREASE) IN NET ASSETS     ARIZONA PORTFOLIO  COLORADO PORTFOLIO  CONNECTICUT PORTFOLIO  MICHIGAN PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                 $ 1,890,563        $   805,412          $  3,635,402          $ 2,151,925
   Net realized gain (loss)                  253,895            153,026              (155,314)              35,016
   Net change in unrealized
      appreciation (depreciation)         (1,526,305)          (598,020)           (1,037,384)            (566,001)
----------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                            $   618,153        $   360,418          $  2,442,704          $ 1,620,940
----------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                         $ 3,233,383        $ 2,463,515          $ 14,206,521          $ 4,178,493
   Withdrawals                            (8,095,119)        (4,506,904)          (10,202,250)          (6,973,400)
----------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM CAPITAL TRANSACTIONS      $(4,861,736)       $(2,043,389)         $  4,004,271          $(2,794,907)
----------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                                $(4,243,583)       $(1,682,971)         $  6,446,975          $(1,173,967)
----------------------------------------------------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------------------------------------------------
At beginning of period                   $71,927,282        $30,795,954          $138,999,317          $81,102,124
----------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                         $67,683,699        $29,112,983          $145,446,292          $79,928,157
----------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2002

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED JANUARY 31, 2002

INCREASE (DECREASE) IN NET ASSETS     MINNESOTA PORTFOLIO  NEW JERSEY PORTFOLIO  PENNSYLVANIA PORTFOLIO
-------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                  $ 1,406,584          $  7,443,293           $  6,945,155
   Net realized gain (loss)                   162,700               155,377             (3,053,836)
   Net change in unrealized
      appreciation (depreciation)            (667,714)           (4,801,010)               987,604
-------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $   901,570          $  2,797,660           $  4,878,923
-------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $ 2,703,047          $ 13,929,536           $  9,469,424
   Withdrawals                             (4,270,129)          (16,992,104)           (16,599,665)
-------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $(1,567,082)         $ (3,062,568)          $ (7,130,241)
-------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $  (665,512)         $   (264,908)          $ (2,251,318)
-------------------------------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------------------------------
At beginning of period                    $49,631,674          $258,202,164           $230,213,161
-------------------------------------------------------------------------------------------------------
AT END OF PERIOD                          $48,966,162          $257,937,256           $227,961,843
-------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED JULY 31, 2001

INCREASE (DECREASE) IN NET ASSETS     ARIZONA PORTFOLIO  COLORADO PORTFOLIO  CONNECTICUT PORTFOLIO  MICHIGAN PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                $  4,129,558        $ 1,684,555          $  7,139,921          $  4,582,700
   Net realized gain (loss)                 (537,074)          (230,749)              524,962               327,238
   Net change in unrealized
      appreciation (depreciation)          1,923,334          1,975,751             7,149,005             4,371,267
----------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                           $  5,515,818        $ 3,429,557          $ 14,813,888          $  9,281,205
----------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                        $  7,553,699        $ 3,227,821          $ 12,795,330          $  2,707,718
   Withdrawals                           (14,766,238)        (6,481,101)          (21,746,556)          (16,463,267)
----------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                 $ (7,212,539)       $(3,253,280)         $ (8,951,226)         $(13,755,549)
----------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                               $ (1,696,721)       $   176,277          $  5,862,662          $ (4,474,344)
----------------------------------------------------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------------------------------------------------
At beginning of year                    $ 73,624,003        $30,619,677          $133,136,655          $ 85,576,468
----------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                          $ 71,927,282        $30,795,954          $138,999,317          $ 81,102,124
----------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED JULY 31, 2001

INCREASE (DECREASE) IN NET ASSETS     MINNESOTA PORTFOLIO  NEW JERSEY PORTFOLIO  PENNSYLVANIA PORTFOLIO
-------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                  $ 2,776,849          $ 14,442,600           $ 13,914,147
   Net realized gain (loss)                    13,444               330,960             (1,179,313)
   Net change in unrealized
      appreciation (depreciation)           1,737,249            13,925,141             10,219,855
-------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 4,527,542          $ 28,698,701           $ 22,954,689
-------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $ 4,560,785          $ 22,382,858           $ 14,459,362
   Withdrawals                             (8,304,541)          (41,278,912)           (44,893,053)
-------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $(3,743,756)         $(18,896,054)          $(30,433,691)
-------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                                 $   783,786          $  9,802,647           $ (7,479,002)
-------------------------------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------------------------------
At beginning of year                      $48,847,888          $248,399,517           $237,692,163
-------------------------------------------------------------------------------------------------------
AT END OF YEAR                            $49,631,674          $258,202,164           $230,213,161
-------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                ARIZONA PORTFOLIO
                                  ------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                       YEAR ENDED JULY 31,
                                  JANUARY 31, 2002    ----------------------------------------------------------
                                  (UNAUDITED)(1)        2001        2000        1999        1998         1997
----------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                              0.45%(2)        0.47%       0.52%       0.49%        0.50%        0.50%
   Expenses after custodian
      fee reduction                      0.45%(2)        0.45%       0.51%       0.48%        0.48%        0.49%
   Net investment income                 5.33%(2)        5.73%       5.67%       5.21%        5.27%        5.56%
Portfolio Turnover                         10%             26%         25%         38%          23%          10%
----------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                          0.89%             --          --          --           --           --
----------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $67,684         $71,927     $73,624     $94,333     $103,092     $112,472
----------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended January 31, 2002 was to increase the ratio of net investment income to average net assets by less than 0.01%. Ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                               COLORADO PORTFOLIO
                                  ----------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED JULY 31,
                                  JANUARY 31, 2002    --------------------------------------------------------
                                  (UNAUDITED)(1)        2001        2000        1999        1998        1997
--------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                              0.44%(2)        0.45%       0.39%       0.39%       0.40%       0.40%
   Expenses after custodian
      fee reduction                      0.42%(2)        0.41%       0.36%       0.35%       0.37%       0.36%
   Net investment income                 5.36%(2)        5.47%       5.85%       5.36%       5.49%       5.86%
Portfolio Turnover                         12%             18%         14%         33%         18%         14%
--------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                          1.22%             --          --          --          --          --
--------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $29,113         $30,796     $30,620     $37,874     $39,801     $42,624
--------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended January 31, 2002 was to increase the ratio of net investment income to average net assets from 5.34% to 5.36%. Ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                CONNECTICUT PORTFOLIO
                                  ---------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                         YEAR ENDED JULY 31,
                                  JANUARY 31, 2002    -------------------------------------------------------------
                                  (UNAUDITED)(1)        2001         2000         1999         1998         1997
-------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.51%(2)        0.51%        0.50%        0.50%        0.51%        0.53%
   Expenses after custodian
      fee reduction                       0.48%(2)        0.48%        0.48%        0.48%        0.50%        0.53%
   Net investment income                  5.05%(2)        5.31%        5.53%        5.15%        5.20%        5.50%
Portfolio Turnover                           9%             14%          20%          18%           7%          11%
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                           1.72%             --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $145,446        $138,999     $133,137     $157,894     $164,955     $174,978
-------------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended January 31, 2002 was to increase the ratio of net investment income to average net assets from 5.04% to 5.05%. Ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                MICHIGAN PORTFOLIO
                                  -------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                        YEAR ENDED JULY 31,
                                  JANUARY 31, 2002    -----------------------------------------------------------
                                  (UNAUDITED)(1)        2001        2000        1999         1998         1997
-----------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                              0.45%(2)        0.48%       0.52%        0.49%        0.50%        0.52%
   Expenses after custodian
      fee reduction                      0.45%(2)        0.47%       0.52%        0.48%        0.48%        0.50%
   Net investment income                 5.31%(2)        5.48%       5.67%        5.10%        5.19%        5.45%
Portfolio Turnover                          5%              8%         30%          31%          26%          16%
-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                          1.92%             --          --           --           --           --
-----------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $79,928         $81,102     $85,576     $109,463     $130,236     $150,224
-----------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended January 31, 2002 was to increase the ratio of net investment income to average net assets from 5.30% to 5.31%. Ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                              MINNESOTA PORTFOLIO
                                  ----------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED JULY 31,
                                  JANUARY 31, 2002    --------------------------------------------------------
                                  (UNAUDITED)(1)        2001        2000        1999        1998        1997
--------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                              0.42%(2)        0.47%       0.45%       0.46%       0.47%       0.47%
   Expenses after custodian
      fee reduction                      0.40%(2)        0.42%       0.43%       0.44%       0.45%       0.44%
   Net investment income                 5.66%(2)        5.65%       5.81%       5.28%       5.28%       5.71%
Portfolio Turnover                         18%             17%         12%         19%         23%         22%
--------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                          1.90%             --          --          --          --          --
--------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $48,966         $49,632     $48,848     $60,393     $66,984     $70,674
--------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended January 31, 2002 was to increase the ratio of net investment income to average net assets from 5.64% to 5.66%. Ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                NEW JERSEY PORTFOLIO
                                  ---------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                         YEAR ENDED JULY 31,
                                  JANUARY 31, 2002    -------------------------------------------------------------
                                  (UNAUDITED)(1)        2001         2000         1999         1998         1997
-------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.54%(2)        0.55%        0.54%        0.53%        0.54%        0.54%
   Expenses after custodian
      fee reduction                       0.53%(2)        0.54%        0.54%        0.52%        0.52%        0.52%
   Net investment income                  5.69%(2)        5.76%        5.91%        5.39%        5.52%        5.84%
Portfolio Turnover                          10%             20%          26%          32%          14%          24%
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                           1.08%             --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $257,937        $258,202     $248,400     $309,333     $328,629     $352,772
-------------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended January 31, 2002 was to increase the ratio of net investment income to average net assets from 5.68% to 5.69%. Ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                               PENNSYLVANIA PORTFOLIO
                                  ---------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                         YEAR ENDED JULY 31,
                                  JANUARY 31, 2002    -------------------------------------------------------------
                                  (UNAUDITED)(1)        2001         2000         1999         1998         1997
-------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.52%(2)        0.55%        0.58%        0.54%        0.54%        0.55%
   Expenses after custodian
      fee reduction                       0.52%(2)        0.51%        0.58%        0.50%        0.50%        0.51%
   Net investment income                  5.95%(2)        5.97%        5.92%        5.49%        5.66%        5.96%
Portfolio Turnover                           7%             15%          18%          27%          13%          17%
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                           2.10%             --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $227,962        $230,213     $237,692     $314,873     $359,532     $402,221
-------------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended January 31, 2002 was to increase the ratio of net investment income to average net assets from 5.94% to 5.95%. Ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Arizona Municipals Portfolio (Arizona Portfolio), Colorado Municipals Portfolio (Colorado Portfolio), Connecticut Municipals Portfolio (Connecticut Portfolio), Michigan Municipals Portfolio (Michigan Portfolio), Minnesota Municipals Portfolio (Minnesota Portfolio), New Jersey Municipals Portfolio (New Jersey Portfolio) and Pennsylvania Municipals Portfolio (Pennsylvania Portfolio), collectively the Portfolios, are registered under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies which were organized as trusts under the laws of the State of New York on May 1, 1992. The Portfolios seek to achieve current income, exempt from regular federal income tax and from particular state or local income or other taxes, by investing primarily in investment grade municipal obligations. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. The following is a summary of significant accounting policies of the Portfolios. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts and options on futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on financial futures contracts are normally valued at the mean between the latest bid and asked prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount. Effective August 1, 2001, the Portfolios adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on fixed-income securities using the interest method of amortization. Prior to August 1, 2001, the Portfolios amortized premiums on fixed-income securities using the proportional method of amortization. The cumulative effect of this accounting change had no impact on the Portfolios' net assets, but resulted in the following reclassification of the components on net assets as of July 31, 2001, based on securities held by the Portfolios as of that date:

                                              INCREASE IN   DECREASE IN
                                                COST OF    NET UNREALIZED
    PORTFOLIO                                 SECURITIES    APPRECIATION
    ---------------------------------------------------------------------
    Arizona                                    $ 17,069      $ (17,069)
    Colorado                                     12,633        (12,633)
    Connecticut                                  60,856        (60,856)
    Michigan                                     30,533        (30,533)
    Minnesota                                    43,072        (43,072)
    New Jersey                                  144,757       (144,757)
    Pennsylvania                                138,526       (138,526)

   The effect of this change for the six months ended January 31, 2002 was to increase net investment income, increase (decrease) net realized gain (loss), and decrease net unrealized appreciation by the following amounts:

                                                                                 NET
                                              NET INVESTMENT  NET REALIZED    UNREALIZED
    PORTFOLIO                                     INCOME      GAIN (LOSS)    APPRECIATION
    --------------------------------------------------------------------------------------
    Arizona                                      $ 2,654        $  (669)       $ (1,985)
    Colorado                                       2,426           (267)         (2,159)
    Connecticut                                    7,192           (422)         (6,770)
    Michigan                                       6,478            (88)         (6,390)
    Minnesota                                      4,370         (1,533)         (2,837)
    New Jersey                                    15,428           (136)        (15,292)
    Pennsylvania                                   7,359           (972)         (6,387)

   The statement of changes in net assets and supplementary data for prior periods have not been restated to reflect these changes in policy.

 C Income Taxes -- The Portfolios are treated as partnerships for federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income,

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   gain, loss, deduction or credit. Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, a Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

 F Legal Fees -- Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

 G When-issued and Delayed Delivery Transactions -- The Portfolios may engage in when-issued and delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

 H Interest Rate Swaps -- A Portfolio may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. Pursuant to these agreements, the Portfolio makes bi-annual payments at a fixed interest rate. In exchange, a Portfolio receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. However, the Portfolio does not anticipate non-performance by the counterparty. Risk may also rise from the unanticipated movements in value of interest rates.

 I Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 J Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios' custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 K Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 L Interim Financial Statements -- The interim financial statements relating to
   January 31, 2002 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolios' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended January 31, 2002, each Portfolio paid advisory fees as follows:

    PORTFOLIO                                 AMOUNT    EFFECTIVE RATE*
    -------------------------------------------------------------------
    Arizona                                   $119,631            0.34%
    Colorado                                    31,342            0.21%
    Connecticut                                286,895            0.40%
    Michigan                                   143,498            0.35%
    Minnesota                                   70,833            0.28%
    New Jersey                                 583,690            0.45%
    Pennsylvania                               524,355            0.45%

 *    Advisory fees paid as a percentage of average daily net assets
      (annualized.)

   Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee.

   Trustees of the Portfolios who are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended January 31, 2002, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolios are officers of the above organizations.
3 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities, purchased options and short-term obligations, for the six months ended January 31, 2002 were as follows:

    ARIZONA PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 6,792,353
    Sales                                       9,897,296

    COLORADO PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 3,550,722
    Sales                                       4,956,183

    CONNECTICUT PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $18,976,744
    Sales                                      11,853,686

    MICHIGAN PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 3,822,156
    Sales                                       5,986,046

    MINNESOTA PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 9,525,014
    Sales                                       8,905,062

    NEW JERSEY PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $30,904,438
    Sales                                      26,296,884

    PENNSYLVANIA PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $16,862,483
    Sales                                      16,616,772

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at January 31, 2002, as computed on a federal income tax basis, are as follows:

    ARIZONA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 65,886,054
    ------------------------------------------------------
    Gross unrealized appreciation             $  4,791,757
    Gross unrealized depreciation               (3,529,335)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  1,262,422
    ------------------------------------------------------

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

    COLORADO PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 28,017,224
    ------------------------------------------------------
    Gross unrealized appreciation             $  1,204,021
    Gross unrealized depreciation                 (470,184)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $    733,837
    ------------------------------------------------------

    CONNECTICUT PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $136,550,682
    ------------------------------------------------------
    Gross unrealized appreciation             $  7,457,713
    Gross unrealized depreciation                 (496,340)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  6,961,373
    ------------------------------------------------------

    MICHIGAN PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 72,510,744
    ------------------------------------------------------
    Gross unrealized appreciation             $  6,437,170
    Gross unrealized depreciation               (1,206,589)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  5,230,581
    ------------------------------------------------------

    MINNESOTA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 46,833,104
    ------------------------------------------------------
    Gross unrealized appreciation             $  2,334,981
    Gross unrealized depreciation                 (577,107)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  1,757,874
    ------------------------------------------------------

    NEW JERSEY PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $247,241,126
    ------------------------------------------------------
    Gross unrealized appreciation             $ 14,730,571
    Gross unrealized depreciation               (5,691,431)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  9,039,140
    ------------------------------------------------------

    PENNSYLVANIA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $220,494,366
    ------------------------------------------------------
    Gross unrealized appreciation             $ 12,480,636
    Gross unrealized depreciation               (9,980,882)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  2,499,754
    ------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolios participate with other portfolios and funds managed by BMR and EVM and their affiliates in a committed $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the portfolios or funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the facility is allocated among the participating portfolios and funds at the end of each quarter. At January 31, 2002, the Colorado Portfolio, Minnesota Portfolio and New Jersey Portfolio had balances outstanding pursuant to this line of credit of $300,000, $300,000, and $1,200,000, respectively. The Portfolios did not have any significant borrowings or allocated fees during the six months ended January 31, 2002.

6 Financial Instruments
-------------------------------------------
   The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   A summary of obligations under these financial instruments at January 31, 2002 is as follows:

                                           FUTURES CONTRACTS
    ------------------------------------------------------------------------------------------------
                                                                                      NET UNREALIZED
                                    EXPIRATION                                         APPRECIATION
    PORTFOLIO                       DATE        CONTRACTS                 POSITION    (DEPRECIATION)
    ------------------------------------------------------------------------------------------------
    Arizona                         3/02        36 U.S. Treasury Bond     Short          $(15,703)
    ------------------------------------------------------------------------------------------------
    Colorado                        3/02        24 U.S. Treasury Bond     Short          $(14,833)
    ------------------------------------------------------------------------------------------------
    Connecticut                     3/02        51 U.S. Treasury Bond     Short          $(57,141)
    ------------------------------------------------------------------------------------------------
    Michigan                        3/02        75 U.S. Treasury Bond     Short          $(41,835)
    ------------------------------------------------------------------------------------------------
    Minnesota                       3/02        40 Municipal Bond         Short          $ 16,010
                                    3/02        25 U.S. Treasury Bond     Short            14,303
    ------------------------------------------------------------------------------------------------
    New Jersey                      3/02        100 Municipal Bond        Short          $ 40,025
                                    3/02        120 U.S. Treasury Bond    Short            68,655
    ------------------------------------------------------------------------------------------------
    Pennsylvania                    3/02        118 U.S. Treasury Bond    Short          $(51,470)
    ------------------------------------------------------------------------------------------------

   At January 31, 2002, the Portfolios had sufficient cash and/or securities to cover margin requirements on open futures contracts.

   At January 31, 2002, the Minnesota Portfolio and New Jersey Portfolio have entered into interest rate swap agreements with Morgan Stanley Capital Services, Inc. whereby the Portfolios make bi-annual payments at a rate equal to 4.678% on the notional amount of $500,000 and $5,000,000, respectively. In exchange, the Portfolios receive payments at a rate equal to the Bond Market Association Municipal Swap Index on the same notional amount. The value of the contracts, which terminate May 1, 2022, are recorded as payables for open swap contracts of $1,309 and $13,087, respectively, on January 31, 2002.

   At January 31, 2002, the Minnesota Portfolio has entered into an interest rate swap agreement with JP Morgan Chase Bank whereby the Portfolio makes bi-annual payments at a rate equal to 4.728% on the notional amount of $1,000,000. In exchange, the Portfolio receives payments at a rate equal to the Bond Market Association Municipal Swap Index on the same notional amount. The value of the contract, which terminates November 1, 2021, is recorded as a receivable for open swap contracts of $1,468 on January 31, 2002.

MUNICIPALS PORTFOLIOS

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

William H. Ahern, Jr.
Vice President and Portfolio
Manager of Colorado,
Connecticut and Michigan
Municipals Portfolios

Cynthia J. Clemson
Vice President and Portfolio
Manager of Arizona and
Pennsylvania Municipals Portfolios

Robert B. MacIntosh
Vice President and Portfolio
Manager of Minnesota and
New Jersey Municipals Portfolios

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Unicorn Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant